Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended		54 Months Ended	60 Months Ended	68 Months Ended		93 Months Ended		120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025		Sep. 30, 2025		Sep. 30, 2025
C000175204 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC SMID Cap Growth Fund (Class R6/RSMRX)
Average Annual Return, Percent	(5.50%)				8.80%					10.14%
C000004724 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC SMID Cap Growth Fund (Class I/TMCIX)
Average Annual Return, Percent	(5.53%)				8.73%					10.08%
C000004723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC SMID Cap Growth Fund (Class A/TMCAX)— including sales load (5.75%)
Average Annual Return, Percent	(11.16%)				7.19%					9.15%
C000210802 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Access Capital Community Investment Fund (Class IS/ACATX)
Average Annual Return, Percent	2.96%				(0.24%)					1.21%
C000066097 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Access Capital Community Investment Fund (Class I/ACCSX)
Average Annual Return, Percent	2.78%				(0.31%)					1.11%
C000074294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX)— including sales load (3.75%)
Average Annual Return, Percent	(1.35%)				(1.42%)					0.36%
C000102917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Emerging Market Debt Fund (Class A/RESAX)— including sales load (4.25%)
Average Annual Return, Percent	4.48%				2.75%					4.06%
C000102918 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Emerging Market Debt Fund (Class I/RBESX)
Average Annual Return, Percent	9.30%				3.91%					4.79%
C000176573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Emerging Market Debt Fund (Class R6/RBERX)
Average Annual Return, Percent	9.28%				3.97%					4.85%
C000102922 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay High Yield Bond Fund (Class I/RGHYX)
Average Annual Return, Percent	7.64%				5.55%					6.13%
C000102921 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay High Yield Bond Fund (Class A/RHYAX)— including sales load (4.25%)
Average Annual Return, Percent	2.79%				4.39%					5.38%
C000217811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class A/RIBAX)— including sales load (3.75%)
Average Annual Return, Percent	(1.94%)				(1.78%)	0.49%	[1]
C000195863 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class I/RIBIX)
Average Annual Return, Percent	1.98%				(0.76%)			1.27%	[2]
C000195864 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class R6/RIBRX)
Average Annual Return, Percent	2.15%				(0.73%)			1.32%	[3]
C000227055 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class Y/RIBYX)
Average Annual Return, Percent	2.03%			(0.38%) [4]
C000231740 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Core Plus Bond Fund (Class R6/RCPRX)
Average Annual Return, Percent	4.85%	1.73%	[5]
C000231741 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Core Plus Bond Fund (Class I/RCPIX)
Average Annual Return, Percent	4.90%	1.71%	[6]
C000231739 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)— including sales load (3.75%)
Average Annual Return, Percent	0.20%	0.34%	[7]
C000231742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Strategic Income Fund (Class A/RBIAX)— including sales load (3.75%)
Average Annual Return, Percent	1.61%	4.47%	[8]
C000231744 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Strategic Income Fund (Class I/RBSIX)
Average Annual Return, Percent	6.45%	5.90%	[9]
C000231743 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Strategic Income Fund (Class R6/RBSRX)
Average Annual Return, Percent	6.51%	5.95%	[10]
Without Sales Load [Member] | C000004723 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC SMID Cap Growth Fund (Class A/TMCAX) — excluding sales load
Average Annual Return, Percent	(5.75%)				8.47%					9.80%
Without Sales Load [Member] | C000074294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Access Capital Community Investment Fund (Class A/ACASX) — excluding sales load
Average Annual Return, Percent	2.55%				(0.65%)					0.75%
Without Sales Load [Member] | C000102917 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Emerging Market Debt Fund (Class A/RESAX) — excluding sales load
Average Annual Return, Percent	9.09%				3.64%					4.51%
Without Sales Load [Member] | C000102921 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay High Yield Bond Fund (Class A/RHYAX) — excluding sales load
Average Annual Return, Percent	7.35%				5.30%					5.84%
Without Sales Load [Member] | C000217811 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Impact Bond Fund (Class A/RIBAX) — excluding sales load
Average Annual Return, Percent	1.84%				(1.03%)	0.99%	[1]
Without Sales Load [Member] | C000231739 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Core Plus Bond Fund (Class A/RCPAX)
Average Annual Return, Percent	4.65%	1.45%	[7]
Without Sales Load [Member] | C000231742 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RBC BlueBay Strategic Income Fund (Class A/RBIAX) — excluding sales load
Average Annual Return, Percent	6.09%	5.62%	[8]
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index (Regulatory Benchmark)
Average Annual Return, Percent	17.60%				16.47%					15.30%
Bloomberg US Securitized Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Securitized Index (Strategy Benchmark)
Average Annual Return, Percent	3.48%				(0.05%)					1.49%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.31%)		0.01%	(0.45%)	1.65%		1.65%		1.84%
Bloomberg Global Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index (Regulatory Benchmark)
Average Annual Return, Percent	2.40%				(1.56%)					1.15%
JPMorgan EMBI Global Diversified Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	JPMorgan EMBI Global Diversified Index (Strategy Benchmark)
Average Annual Return, Percent	8.52%				2.27%					4.19%
ICE BofA US High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US High Yield Index (Strategy Benchmark)
Average Annual Return, Percent	7.23%				5.53%					6.07%
ICE BofA US Dollar 3 Month Deposit Offered Rate Constant Maturity Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Dollar 3-Month Deposit Offered Rate Constant Maturity Index (Strategy Benchmark)
Average Annual Return, Percent	4.60%	3.86%
Russell 2500 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500 Growth Index (Strategy Benchmark)
Average Annual Return, Percent	12.62%				7.76%					10.93%

[1]	The Fund’s Class A shares commenced operations on January 28, 2020. Performance shown for this share class prior to commencement of operations reflects the performance of Class I shares (which commenced operations on December 18, 2017) and has been adjusted to reflect the fees and expenses of Class A.
[2]	Commenced operations on December 18, 2017.
[3]	Commenced operations on December 18, 2017.
[4]	The Fund’s Class Y shares commenced operations on April 12, 2021.
[5]	Commenced operations November 1, 2021.
[6]	Commenced operations November 1, 2021.
[7]	Commenced operations November 1, 2021.
[8]	Commenced operations November 1, 2021.
[9]	Commenced operations November 1, 2021.
[10]	Commenced operations November 1, 2021.